Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2021	477,286	$9.30
Granted	-
Vested	-
Non–vested at March 31, 2021	477,286	$9.30

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2020	-	$-
Granted	715,929	$9.30
Vested	(238,643)	$9.30
Non–vested at December 31, 2020	477,286	$9.30

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2021	1,499,933	$2.49
Granted	1,671,521	$1.97
Vested	-
Forfeited	-	-
Non–vested at March 31, 2021	3,171,454	$2.22

	Number of shares	Weighted average grant date fair value
Non–vested at January 1, 2020	-	$-
Granted	1,676,447	$2.52
Vested	(176,514)	$2.80
Forfeited	-	-
Non–vested at December 31, 2020	1,499,933	$2.49

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Shares	Weighted Average Exercise Price (USD)	Weighted Average Contractual Life (years)	Intrinsic Value (USD)
Outstanding - January 1, 2021	55,303,832	$5.92	4.73
Exercised	(16,005,411)	$1.40
Outstanding – March 31, 2021	39,298,421	$7.76	6.31	$52,733,362
Exercisable – March 31, 2021	29,261,496	$7.40	5.10	$16,399,693

	Number of Shares	Weighted Average Exercise Price (USD)	Weighted Average Contractual Life (years)	Intrinsic Value (USD)
Outstanding - January 1, 2020	-	$-
Issued in connection with Business Combination	24,731,194	$11.50	4.50
Issued in connection with November 2020 Public Offering	17,857,142	$1.40	4.88
Issued in connection with November 2020 overallotment	2,678,571	$1.40	4.88
Issued in connection with IRG November Note Conversion	10,036,925	$1.40	4.99
Outstanding – December 31, 2020	55,303,832	$5.92	4.73	$-
Exercisable – December 31, 2020	45,266,907	$6.92	4.67	$-